LONG-TERM DEBT RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Interest expense	$ 455,824	$ 228,748